ATAC Beta Rotation Fund
ATAC Beta Rotation Fund
Investment Objective
The ATAC Beta Rotation Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	ATAC Beta Rotation Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		ATAC Beta Rotation Fund Investor Class
Management Fees		1.25%
Distribution and Service (12b-1) Fee		0.25%
Other Expenses	[1]	0.64%
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		2.31%
Expense (Reimbursement)/Recoupment	[2]	(0.39%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[2]	1.92%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pension Partners, LLC (the "Adviser") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.75% of the average daily net assets of the Fund. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through May 31, 2016. The Trust's Board of Trustees (the "Board") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years
ATAC Beta Rotation Fund Investor Class	195	684

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
To achieve the Fund’s investment objective, the Adviser invests the Fund’s assets primarily in shares of exchange-traded funds (“ETFs”) that track various indices, sometimes referred to in this Prospectus as “Underlying ETFs.”  These indices may track the performance of specific sectors of broad market indices (e.g., a large grouping of companies operating within the market that share similar characteristics).  The Fund may also invest in exchange-traded notes (“ETNs”).  ETNs are debt obligations typically issued by investment banks that are traded on exchanges and whose returns are linked to the performance of market indices.

The Adviser intends to invest in Underlying ETFs that correspond to one or more sectors.  The Underlying ETFs may hold equity securities (e.g. common and preferred stock) of small, medium and large domestic or foreign companies, which may include companies located in emerging markets.  The Fund, however, reserves the right to invest all of its assets in any one sector depending upon market conditions.

“ATAC” in the Fund’s name refers to the Adviser’s proprietary “Accelerated Time And Capital” investment approach which is designed to position investments into or out of various segments of the investable landscape depending on the direction of inflation expectations as expressed in inter-market trends and relative prices. When inflation expectations rise, market conditions have historically tended to favor high beta, more cyclical sectors of the economy such as materials, energy, technology, industrials, consumer discretionary, and financials. When inflation expectations fall, market conditions have historically tended to favor low beta, less cyclical sectors of the economy such as utilities, consumer staples, healthcare, and telecommunications. “Beta” is a quantitative measure of the price volatility of a security relative to the overall market. The Adviser’s ATAC approach allocates Fund assets into and out of specific sectors that the Adviser has identified, based on these inflation expectations, as being likely to outperform and underperform, respectively. Using the ATAC approach, the Adviser allocates Fund assets in a manner that it believes will maximize both the length of time that Fund assets are invested in outperforming sectors and the amount of capital invested in such sectors, while minimizing the amount of capital and time that Fund assets are invested in underperforming sectors.

The Adviser uses a quantitative model that identifies ETFs in which to position the Fund’s portfolio.  Using ETFs allows for liquid and timely exposure to desired markets and provides the Fund with the ability to reposition holdings in dynamic investing environments.

The Fund can make aggressive moves into or out of any particular sector on a short-term basis and, as a result, the Adviser expects that the Fund will have a portfolio turnover rate in excess of 100% on an annual basis.  The Adviser also anticipates that the Fund’s portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  Because the Fund pays transaction costs, such as commissions, when it buys and sells ETFs, a higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, in higher taxes.  These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions and to retain flexibility in meeting redemptions and paying expenses, which may result in the Fund not achieving its investment objective.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time.  The principal risks of investing in the Fund are:

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

New Fund Risk.  The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Trust’s Board of Trustees (“Board of Trustees”) may determine to liquidate the Fund.

Adviser Risk. The Adviser has limited experience managing a mutual fund.

Management Risk.  The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund’s investment strategies.

Asset Allocation Risk.  The Fund’s allocation among Underlying ETFs representing various sectors may not produce the desired results.

Sector Risk.  The value of an Underlying Fund that focuses its investments in a particular market sector will be highly sensitive to financial, economic, political and other developments affecting that industry or market sector, and conditions that negatively impact that industry or market sector will have a greater impact on the fund as compared with a fund that does not have its holdings similarly concentrated.  Events negatively affecting the industries or market sectors in which a fund has invested are therefore likely to cause the value of the fund’s shares to decrease, perhaps significantly.

Consumer Discretionary. Changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending may affect companies in this sector.

Consumer Staples. Changes in domestic and international economies, interest rates, competition, consumer confidence, consumer spending, government regulation, marketing, and supply and demand may affect companies in this sector.

Energy. Changes in supply and demand, the price of oil and gas, exploration and production spending, government regulation, world events, economic conditions, international politics, energy conservation, and the success of exploration projects, may affect companies in this sector.

Financials. Changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation may affect companies in this sector.

Healthcare. Companies in this sector are subject to litigation, intellectual property issues, competition, government regulation, product approval or rejection, and product obsolescence.

Industrials. Changes in supply and demand, government regulation, world events, and economic conditions may affect companies in this sector.

Materials.  Changes in commodity prices, currency prices, import controls, supply and demand, economic cycles, worldwide competition, environmental liability, resource depletion, government regulation and labor disputes may affect companies in this sector.

Technology. Changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues may affect companies in this sector.

Telecommunications. Changes in government regulation, rapid innovation, intellectual property issues and competition may affect companies in this sector.

Utilities. Changes in government regulation, price controls, financing costs, and competition may affect companies in this sector.

Non-Diversified Fund Risk.  Because the Fund invests primarily in ETFs, it is considered “non-diversified” and may invest a greater percentage of its assets in the securities of a single issuer and may have fewer holdings than other mutual funds, a decline in the value of an investment in any one issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Limited Holdings Risk.  The Fund may invest in a single or small number of Underlying ETFs, which may result in increased volatility.

Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate.  The Fund anticipates that its portfolio turnover could exceed 1,000% on an annual basis depending on market conditions.  This may mean that you would likely have a higher tax liability.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.  When purchasing Fund securities through a broker, high portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund.

Exchange-Traded Note Risk.  The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index.  In addition, ETNs are unsecured debt of the issuer and would lose value if the issuer goes bankrupt.

ETF Risk.  The market price of the shares of an Underlying ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market.  It is also possible that an active secondary market of an Underlying ETF’s shares may not develop and market trading in the shares of the Underlying ETF may be halted under certain circumstances.

Underlying ETFs Expense Risk. The Underlying ETFs have management and other expenses.  The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities.

The principal risks resulting from investments in the Underlying ETFs include:

Large-Cap, Mid-Cap and Small-Cap Companies Risk.  An Underlying ETF’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.  Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

Tracking Risk.  Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.

Compounding Risk.  As a result of mathematical compounding and because most Underlying ETFs have a single day investment objective to track the performance of an index, the performance of an Underlying ETF for periods greater than a single day is likely to be either greater than or less than the index performance, before accounting for the Underlying ETF’s fees and expenses.  Compounding will cause longer term results to vary from the return of the index, particularly during periods of higher index volatility.

Aggressive Investment Technique Risk.  Some of the Underlying ETFs in which the Fund invests may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.

Foreign Securities Risk.  Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  These risks are greater in emerging markets.

Derivative Risk.  Some Underlying ETFs may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

Short Sales Risk.  Underlying ETFs may engage in short sales which could cause an Underlying ETF’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here.  Until such time, inception-to-date performance information as of the end of most recently completed calendar quarter will be available on the Fund’s website at www.atacfunds.com or by calling the Fund toll-free at 855-ATACFUND (855-282-2386).  Performance information, when available, will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual returns for certain periods compare with those of a broad measure of market performance.